Segment Reporting - Schedule of Financial Information Related to Our Reportable Segments and Corporate (Details) - Other Operating Segment [Member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Net revenue	$ 203,727	$ 291,884
Cost of revenue	1,429	39,976
Gross margin	202,298	251,908
Marketing	106,474	41,463
Compensation	370,809	529,322
Stock based compensation	11,307,992	949,924
General and administrative	716,405	727,580
Research and development	41,225
Total operating expenses	12,542,905	2,248,289
Interest expense	15,560	68,095
All other expenses	1,088,256	(325,993)
Other expenses (income), net	1,103,816	(257,898)
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	(13,444,423)	(1,738,483)
Vocal [Member]
Segment Reporting [Line Items]
Net revenue	170,967	268,099
Cost of revenue	(3,999)	35,202
Gross margin	174,966	232,897
Marketing	65,734	34,820
Compensation		98,500
Stock based compensation
General and administrative	152,345	88,205
Research and development	41,225
Total operating expenses	259,304	221,525
Interest expense	1,826	1,741
All other expenses	2,232,462	5,120
Other expenses (income), net	2,234,288	6,861
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	(2,318,626)	4,511
OG Collection [Member]
Segment Reporting [Line Items]
Net revenue	32,760	15,985
Cost of revenue	5,428	4,774
Gross margin	27,332	11,211
Marketing	40,740	6,643
Compensation	2,989	62,500
Stock based compensation
General and administrative	70,017	9,400
Research and development
Total operating expenses	113,746	78,543
Interest expense	4,110
All other expenses	9,233
Other expenses (income), net	13,343
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	(99,757)	(67,332)
Corporate [Member]
Segment Reporting [Line Items]
Net revenue		7,800
Cost of revenue
Gross margin		7,800
Marketing
Compensation	367,820	368,322
Stock based compensation	11,307,992	949,924
General and administrative	494,043	629,975
Research and development
Total operating expenses	12,169,855	1,948,221
Interest expense	9,624	66,354
All other expenses	(1,153,439)	(331,113)
Other expenses (income), net	(1,143,815)	(264,759)
Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	$ (11,026,040)	$ (1,675,662)